Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Summary of Components of the Capital Contributions	The composition of the capital contributions from Amprius Holdings for the three and nine months ended September 30, 2022 and 2021 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Stock-based compensation	$131	$37	$377	$116
Other allocated corporate costs	—	85	295	246
Cash	—	14,612	210	19,446

Total capital contributions from Amprius Holdings	$131	$14,734	$882	$19,808